Offerings - Offering: 1	Dec. 05, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	9.00% Senior Notes due 2029
Maximum Aggregate Offering Price	$ 132,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,247.48
Offering Note	(1) Includes $17,250,000 aggregate principal amount of 9.00% Senior Notes due 2029 (the "Notes") that may be offered and sold pursuant to the exercise in full of the underwriters' option to purchase additional notes to cover over-allotment. (2) The fee payable in connection with this offering has been calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the Registration Statement was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith in accordance with Rule 456(b) under the Securities Act. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registration statement on Form S-3ASR filed with the Securities and Exchange Commission on March 22, 2022 (File No. 333-263756).